NEWMONT EQUITY AND INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NEWMONT EQUITY AND INCOME (LOSS) PER SHARE
Summary of Income (Loss) per Common Share, Basic and Diluted

	Years Ended December 31,
	2017	2016	2015
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(76)	$(226)	$(13)
Discontinued operations	(38)	(403)	219
	$(114)	$(629)	$206

Weighted average common shares (millions):
Basic	533	530	516
Effect of employee stock-based awards	2	2	—
Diluted	535	532	516

Net income (loss) per common share attributable to Newmont stockholders:
Basic:
Continuing operations	$(0.14)	$(0.43)	$(0.02)
Discontinued operations	(0.07)	(0.76)	0.42
	$(0.21)	$(1.19)	$0.40
Diluted:
Continuing operations	$(0.14)	$(0.42)	$(0.02)
Discontinued operations	(0.07)	(0.76)	0.42
	$(0.21)	$(1.18)	$0.40